Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income and expenses on investment property [Abstract]
Rental income	₩ 43,777	₩ 32,488	₩ 33,023
Direct operating expenses for investment properties that generated rental income	₩ 12,107	₩ 12,191	₩ 10,998